Fair value of financial assets and liabilities (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Convertible notes payable	¥ 7,264,000	¥ 0
Loan Receivables	753,043,000	754,393,000
Fair value [Member]
Statement [Line Items]
Convertible notes payable	7,264,000
Cash, Cash Equivalents And Restricted Cash	295,000	396,000
Loan Receivables	556,112,000	555,133,000
Total Financial Assets	556,407,000	555,529,000
Total Financial Liabilities	168,703,000
Loans Payable	161,439,000	161,569,000
Carrying amount [member]
Statement [Line Items]
Convertible notes payable	7,264,000
Cash, Cash Equivalents And Restricted Cash	295,000	396,000
Loan Receivables	556,112	555,133,000
Total Financial Assets	556,407,000	555,529,000
Total Financial Liabilities	168,703,000
Loans Payable	¥ 161,439,000	¥ 161,569,000